Comprehensive Income - Other Comprehensive (Loss) Income Included in Stockholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrealized holding gains (losses) on:
Available for sale securities, Pre-Tax	$ (2,048)	$ (1,698)	$ 7,773
Available for sale securities - OTTI, Pre-Tax	(258)	359
Derivatives, Pre-Tax		389	359
Reclassification adjustments for gains on available for sale securities, Pre-Tax	(612)	(691)	(578)
Other comprehensive income, Pre-Tax	(2,918)	(1,641)	7,554
Available for sale securities, tax benefit (expense)	697	577	(2,643)
Available for sale securities - OTTI, tax benefit (expense)	88	(122)
Derivatives, tax benefit (expense)		(132)	(122)
Reclassification adjustments for gains on available for sale securities, tax benefit (expense)	207	235	197
Other comprehensive income, tax benefit (expense)	992	558	2,568
Available for sale securities, net of tax	(1,351)	(1,121)	5,130
Available for sale securities - OTTI, net of tax	(170)	237
Derivatives, net of tax		257	237
Reclassification adjustments for gains on available for sale securities, net of tax	(405)	(456)	(381)
Total other comprehensive income (loss)	$ (1,926)	$ (1,083)	$ 4,986